ACQUISITION OF BEADELL RESOURCES LIMITED - Business Combination (Details) - USD ($) $ in Thousands	Mar. 05, 2019	Dec. 31, 2020	Dec. 31, 2019
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Deferred income tax liabilities		$ (2,488)	$ (3,208)
BEADELL RESOURCES LIMITED [Member]
Disclosure of detailed information about business combination [line items]
Number of shares issued on acquisition	103,593,043
103,593,043 common shares issued	$ 93,235
Number of share purchase warrants issued	9,749,727
9,749,727 warrants issued	$ 2,646
Consideration	95,881
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents	1,441
Trade and other receivables	26,609
Inventories	38,174
Other current assets	875
Restricted cash	61
Mineral properties, plant and equipment	113,655
Right-of-use assets	18,397
Exploration and evaluation assets	309
Other receivables - non-current	860
Trade payables and accrued liabilities	(29,150)
Borrowings	(69,473)
Lease liabilities	(18,397)
Deferred income tax liabilities	(3,457)
Great Panther loan advance	(2,370)
Reclamation and remediation provision	(12,909)
Other liabilities and provisions	(7,426)
Net identifiable assets acquired	57,199
Goodwill	38,682
Consideration	95,881
BEADELL RESOURCES LIMITED [Member] | Preliminary Purchase Price Allocation
Disclosure of detailed information about business combination [line items]
103,593,043 common shares issued	93,235
9,749,727 warrants issued	2,646
Consideration	95,881
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents	1,441
Trade and other receivables	26,733
Inventories	36,820
Other current assets	1,227
Restricted cash	61
Mineral properties, plant and equipment	143,147
Right-of-use assets	18,397
Exploration and evaluation assets	309
Other receivables - non-current	735
Trade payables and accrued liabilities	(29,024)
Borrowings	(69,473)
Lease liabilities	(18,397)
Great Panther loan advance	(2,370)
Reclamation and remediation provision	(6,375)
Other liabilities and provisions	(7,350)
Net identifiable assets acquired	95,881
Consideration	95,881
BEADELL RESOURCES LIMITED [Member] | Adjustments
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Trade and other receivables	(124)
Inventories	1,354
Other current assets	(352)
Mineral properties, plant and equipment	(29,492)
Other receivables - non-current	125
Trade payables and accrued liabilities	(126)
Deferred income tax liabilities	(3,457)
Reclamation and remediation provision	(6,534)
Other liabilities and provisions	(76)
Net identifiable assets acquired	(38,682)
Goodwill	$ 38,682